Stock Compensation Plans - Stock Option Transactions Under Various Stock-Based Employee Compensation Plans (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Outstanding, Beginning Balance, Shares	2,774,591
Granted, Shares	42,000
Exercised, Shares	(881,936)	(522,032)	(682,263)
Forfeited, Shares	(8,600)
Expired, Shares	0
Outstanding, Ending Balance, Shares	1,926,055	2,774,591
Exercisable, Ending Balance, Shares	1,146,455
Outstanding, Beginning Balance, Weighted Average Exercise Price	$ 33.76
Granted, Weighted Average Exercise Price	55.52
Exercised, Weighted-Average Exercise Price	26.50
Forfeited, Weighted Average Exercise Price	48.93
Expired, Weighted Average Exercise Price	0
Outstanding, Ending Balance, Weighted Average Exercise Price	37.49	$ 33.76
Exercisable, Ending Balance, Weighted Average Exercise Price	$ 33.59
Outstanding, Ending balance, Weighted Average Remaining Contractual Term	6 years 2 months 19 days
Exercisable, Ending Balance, Weighted Average Remaining Contractual Term	5 years 6 months 22 days